INCOME TAXES - Components of tax expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current tax expense:
For the current period	$ 639	$ 884
Change in estimate relating to prior periods	(100)	(20)
Total current tax expense	539	864
Deferred tax expense (recovery):
Origination (reversal) of temporary differences	81	(291)
Change in estimate relating to prior periods	100	(1)
Total deferred tax expense (recovery)	181	(292)
Total income tax expense	$ 720	$ 572